Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Mar. 23, 2008	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Share at Mar. 23, 2008	0
Common stock issued to founders for services at $0.0001 per share, Shares	4,000,000
Common stock issued to founders for services at $0.0001 per share, Amount	400			400
Common stock issued for cash at $0.05 per share, Shares	808,000
Common stock issued for cash at $0.05 per share, Amount	81	40,319		40,400
Loss from inception through December 31, 2008, Shares
Loss from inception through December 31, 2008, Amount			(14,319)	(14,319)
Ending Balance, Amount at Dec. 31, 2008	481	40,319	(14,319)	26,481
Ending Balance, Share at Dec. 31, 2008	4,808,000
Loss for the year ended December 31, 2009, Shares
Loss for the year ended December 31, 2009, Amount
Ending Balance, Amount at Dec. 31, 2009	481	40,319	(14,319)	26,481
Ending Balance, Share at Dec. 31, 2009	4,808,000
Loss for the year ended December 31, 2010, Shares
Loss for the year ended December 31, 2010, Amount			(36,316)	(36,316)
Ending Balance, Amount at Dec. 31, 2010	481	40,319	(50,635)	(9,835)
Ending Balance, Share at Dec. 31, 2010	4,808,000
Loss for the six months ended June 30, 2011, Shares
Loss for the six months ended June 30, 2011, Amount			(12,698)	(12,698)
Ending Balance, Amount at Jun. 30, 2011	$ 481	$ 40,319	$ 63,333	$ 22,533
Ending Balance, Share at Jun. 30, 2011	4,808,000